Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Current tax charge/(credit)
Current year	£ 1,417		£ 1,255	£ 1,037
Adjustments in respect of prior years	317		31	(45)
Total	1,734		1,286	992
Deferred tax (credit)/charge
Current year	(352)		(830)	86
Adjustments in respect of prior years	(244)		148	(75)
Total	(596)		(682)	11
Tax charge	£ 1,138	[1]	£ 604	£ 1,003

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.